INCOME TAX (Summary of Deferred Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Provision for vacation, recreation and bad debt	$ 406	$ 415
Provision for other employee related obligations	1,750	1,990
Provision for deferred revenues/expenses and other obligations	5,741	6,876
Other temporary differences, net, non-current	3,958	4,055
Gross deferred income taxes, non-current	11,855	13,336
Deferred income taxes included in long-term investments and other assets	12,273	14,452
Deferred income taxes included in long-term liabilities	(418)	(1,116)
Total deferred income taxes	$ 11,855	$ 13,336